Key Management Personnel Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Key Management Personnel Compensation [Abstract]
Summary of Remuneration Paid to KMP of Company

The totals of remuneration paid to key management personnel (KMP) of the Company are as follows:

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022
Short-term employee benefits	$3,229,618	$2,514,689	$1,457,899	$3,202,116
Post-employment benefits	56,853	45,092	20,997	144,594
Termination benefits	—	—	—	—
Share-based compensation	3,484,966	2,228,316	4,006,327	12,118,927
Total KMP compensation	$6,771,437	$4,788,097	$5,485,223	$15,465,637